GOODWILL - KEY ASSUMPTIONS USED FOR VALUE-IN-USE CALCULATIONS - Narratives (Details) - Railroad Businesses [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Budgeted growth rate used in value-in-use calculation	2.00%	2.00%
Impairment loss recognised against goodwill due to lower budgeted growth rate	¥ 0
Estimated pre-tax discount rate applied to discounted cash flows	12.44%	12.44%
Impairment loss recognised against goodwill due to higher estimated pre-tax discount rate	¥ 0
Minimum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Estimated pre-tax discount rate applied to discounted cash flows	1.00%
Maximum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Budgeted growth rate used in value-in-use calculation	10.00%